Loans Receivable - EMX Term Loan (Details) - EMX Loan - Loans receivable - USD ($) $ in Millions	Apr. 15, 2025	Jun. 30, 2025
Loans Receivable
Principal amount		$ 10.0
Principal prepayment	$ 10.0
SOFR | Bottom of range
Loans Receivable
Applicable margin		3.00%
SOFR | Top of range
Loans Receivable
Applicable margin		4.25%